Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2016
Employee Benefits
Schedule of group's employee welfare benefits expense

The following table presents the Group’s employee welfare benefits expense for the years ended December 31, 2014, 2015 and 2016 (in millions):

	For the year ended December 31
	2014	2015	2016
	RMB	RMB	RMB
Contributions to medical and pension schemes	264.0	366.4	481.8
Other employee benefits	159.2	235.5	315.1

	423.2	601.9	796.9